ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HIGH YIELD FUND
Unaudited		August 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 78.7%
Aerospace & Defense 1.8%
Continental Airlines, 8.75%, 12/1/11	14,045	13,202
Delta Airlines, 7.90%, 12/15/09 (6)	14,800	814
Gencorp, 9.50%, 8/15/13	17,102	18,171
Hawker Beechcraft, 8.50%, 4/1/15 (1)	22,600	22,544
Hawker Beechcraft, 9.75%, 4/1/17 (1)	6,275	6,212
L-3 Communications, 6.375%, 10/15/15	18,904	18,313
Sequa, 9.00%, 8/1/09	1,250	1,291
Transdigm, 7.75%, 7/15/14	11,600	11,571
		92,118
Automotive 3.8%
Accuride, 8.50%, 2/1/15	12,370	11,504
American Axle & Manufacturing, 7.875%, 3/1/17	17,700	16,550
Autonation, 7.00%, 4/15/14	5,025	4,749
Autonation, VR, 7.36%, 4/15/13	6,065	5,777
Commercial Vehicle Group, 8.00%, 7/1/13	2,000	1,870
Cooper Standard Automotive, 8.375%, 12/15/14	975	843
Ford Motor Credit, VR, 9.81%, 4/15/12	43,900	44,223
General Motors, 7.20%, 1/15/11	31,575	28,023
Goodyear Tire & Rubber, 8.625%, 12/1/11 (1)	13,344	13,544
Goodyear Tire & Rubber, VR, 9.135%, 12/1/09 (1)	15,700	15,700
KAR Holdings, 10.00%, 5/1/15 (1)	12,675	11,059
KAR Holdings, VR, 9.356%, 5/1/14 (1)	8,200	7,278
Tenneco Automotive, 8.625%, 11/15/14	17,175	16,960
TRW Automotive, 7.25%, 3/15/17 (1)	925	851
UCI Holdings, PIK, VR, 12.36%, 12/15/13 (1)	10,769	10,120
United Components, 9.375%, 6/15/13	4,595	4,641
		193,692
Broadcasting 2.9%
Allbritton Communications, 7.75%, 12/15/12	21,767	21,223
Barrington Broadcasting, 10.50%, 8/15/14 (1)	9,475	9,487
Bonten Media Acquisition, PIK, VR, 9.00%, 6/1/15 (1)	3,325	2,959
Canadian Satellite Radio, 12.75%, 2/15/14	6,650	6,526
Clear Channel Communications, 6.25%, 3/15/11	19,100	17,272
Lamar Media Corporation, 6.625%, 8/15/15	9,812	9,346
Local T.V. Finance, PIK, 9.25%, 6/15/15 (1)	5,450	5,041
Nexstar Broadcasting, 7.00%, 1/15/14	7,816	7,464
Nexstar Finance Holdings, STEP, 0.00%, 4/1/13	17,650	17,209
Sinclair Broadcast Group, 8.00%, 3/15/12	10,289	10,469
Univision Communications, PIK, 9.75%, 3/15/15 (1)	16,250	15,478
XM Satellite, 9.75%, 5/1/14	27,750	26,293
		148,767
Building & Real Estate 0.4%
KB Home, 5.875%, 1/15/15	13,400	11,491
Meritage Homes, 6.25%, 3/15/15	8,155	6,442
		17,933
Building Products 1.0%
Associated Materials, 9.75%, 4/15/12	6,840	7,045
Associated Materials, STEP, 0.00%, 3/1/14	13,975	9,259
Builders FirstSource, VR, 9.808%, 2/15/12	10,925	10,488
Interface, 9.50%, 2/1/14	275	285
Interface, 10.375%, 2/1/10	12,560	13,078
Texas Industries, 7.25%, 7/15/13	12,070	11,798
		51,953
Cable Operators 1.6%
Cablevision, VR, 9.82%, 4/1/09	5,000	5,100
Charter Communication, 10.25%, 9/15/10	36,400	36,673
Insight Midwest / Insight Capital, 9.75%, 10/1/09	1,880	1,885
Kabel Deutschland, 10.625%, 7/1/14	10,360	11,020
Mediacom Broadband, 8.50%, 10/15/15	7,840	7,761
Rainbow National Services, 8.75%, 9/1/12 (1)	3,377	3,495
Shaw Communications, 8.25%, 4/11/10	3,819	3,972
Videotron, 6.375%, 12/15/15	4,400	4,004
Videotron, 6.875%, 1/15/14	6,825	6,501
		80,411
Chemicals 2.6%
Hercules, 6.75%, 10/15/29	7,460	7,255
Hexion US Finance/Nova Scotia, 9.75%, 11/15/14	13,875	14,933
Hexion US Finance/Nova Scotia, VR, 10.058%, 11/15/14	7,200	7,344
Huntsman International, 7.875%, 11/15/14	13,325	13,925
INEOS Group Holdings, 8.50%, 2/15/16 (1)	16,725	15,387
Invista, 9.25%, 5/1/12 (1)	17,245	18,129
KI Holdings, STEP, 0.00%, 11/15/14	21,550	18,048
Koppers Industry, 9.875%, 10/15/13	8,704	9,063
Lyondell Chemical, 8.25%, 9/15/16	14,696	16,386
Nell AF SARL, 8.375%, 8/15/15 (1)	3,000	2,662
Terra Capital, 7.00%, 2/1/17	10,125	9,821
		132,953
Consumer Products 2.3%
AAC Group, STEP, 0.00%, 10/1/12	7,450	6,482
Acco Brands, 7.625%, 8/15/15	8,950	8,368
American Greetings, 7.375%, 6/1/16	2,975	2,830
Chattem, 7.00%, 3/1/14	4,250	4,069
Couche-Tard, 7.50%, 12/15/13	12,214	11,970
FTD, 7.75%, 2/15/14	13,678	12,721
Jostens, STEP, 0.00%, 12/1/13	23,075	21,114
Jostens IH, 7.625%, 10/1/12	9,025	9,025
Pantry, 7.75%, 2/15/14	10,075	9,571
Sealy Mattress, 8.25%, 6/15/14	12,290	12,044
Simmons, 7.875%, 1/15/14	7,525	7,073
Simmons, STEP, 0.00%, 12/15/14	11,355	8,829
Susser, 10.625%, 12/15/13	4,505	4,685
		118,781
Container 2.1%
AEP Industries, 7.875%, 3/15/13	12,365	11,747
Ball, 6.875%, 12/15/12	5,643	5,629
Berry Plastics, 8.875%, 9/15/14	22,725	22,668
Berry Plastics, 10.25%, 3/1/16	7,040	6,688
Berry Plastics, VR, 9.235%, 9/15/14	4,650	4,592
BWAY, STEP, 10.00%, 10/15/10	8,580	8,751
Clondalkin Acquisition, VR, 7.359%, 12/15/13 (1)	9,400	8,801
Graham Packaging, 8.50%, 10/15/12	4,300	4,171
Owens-Brockway Glass Container, 6.75%, 12/1/14	6,520	6,259
Owens-Brockway Glass Container, 8.25%, 5/15/13	9,200	9,407
Owens-Brockway Glass Container, 8.75%, 11/15/12	8,600	8,944
Owens-Illinois, 7.35%, 5/15/08	2,650	2,643
Plastipak Holdings, 8.50%, 12/15/15 (1)	5,450	5,518
Silgan, 6.75%, 11/15/13	1,063	1,026
		106,844
Energy 6.9%
Amerigas Partners, 7.125%, 5/20/16	9,900	9,455
Amerigas Partners, 7.25%, 5/20/15	15,760	15,208
Bristow, 7.50%, 9/15/17 (1)	11,300	11,145
Chaparral Energy, 8.50%, 12/1/15	15,082	13,649
CHC Helicopter, 7.375%, 5/1/14	11,385	10,588
Chesapeake Energy, 6.50%, 8/15/17	34,830	33,088
Compagnie Generale de Geophysique, 7.50%, 5/15/15	2,950	2,972
Compagnie Generale de Geophysique, 7.75%, 5/15/17	15,450	15,604
Compton Petroleum Corporation, 7.625%, 12/1/13	16,695	15,985
Copano Energy, 8.125%, 3/1/16	10,000	10,050
Denbury Resources, 7.50%, 4/1/13	7,540	7,521
Denbury Resources, 7.50%, 12/15/15	10,550	10,497
Encore Acquisition, 6.25%, 4/15/14	1,725	1,561
Encore Acquisition, 7.25%, 12/1/17	14,440	13,321
Ferrellgas Finance, 6.75%, 5/1/14	3,725	3,548
Ferrellgas Partners, 8.75%, 6/15/12	19,755	20,101
Forest Oil, 7.25%, 6/15/19 (1)	21,625	20,841
Forest Oil, 8.00%, 12/15/11	4,425	4,514
Hilcorp Energy, 7.75%, 11/1/15 (1)	14,025	13,394
Offshore Logistics, 6.125%, 6/15/13	11,725	11,153
OPTI Canada, 7.875%, 12/15/14 (1)	15,110	15,186
Petrohawk Energy, 9.125%, 7/15/13	12,400	12,912
Plains Exploration & Production, 7.00%, 3/15/17	12,450	11,330
Range Resources, 6.375%, 3/15/15	8,590	8,246
Range Resources, 7.375%, 7/15/13	205	205
Range Resources, 7.50%, 5/15/16	9,175	9,336
Sabine Pass Lending, 7.50%, 11/30/16	10,950	10,635
Stallion Oilfield, 9.75%, 2/1/15 (1)	12,200	11,773
Stewart & Stevenson, 10.00%, 7/15/14	10,500	10,815
W & T Offshore, 8.25%, 6/15/14 (1)	13,750	13,166
		347,799
Entertainment & Leisure 1.2%
AMC Entertainment, 8.00%, 3/1/14	1,307	1,216
AMC Entertainment, 11.00%, 2/1/16	10,450	10,894
Cinemark, STEP, 0.00%, 3/15/14	29,130	26,945
Festival Fun Park, 10.875%, 4/15/14	5,205	5,283
Speedway Motorsports, 6.75%, 6/1/13	9,160	9,045
Universal City Development Partners, 11.75%, 4/1/10	8,600	9,073
		62,456
Financial 2.7%
B.F. Saul Real Estate, 7.50%, 3/1/14	6,675	6,575
FBOP Capital Trust II, 10.00%, 1/15/09 (1)	4,200	4,410
General Motors Acceptance Corporation, 6.875%, 9/15/11	9,400	8,285
General Motors Acceptance Corporation, 6.875%, 8/28/12	35,575	30,886
General Motors Acceptance Corporation, 7.25%, 3/2/11	11,750	10,570
General Motors Acceptance Corporation, VR, 7.56%, 12/1/14	25,825	21,756
Hub International, 9.00%, 12/15/14 (1)	12,475	11,789
Hub International, 10.25%, 6/15/15 (1)	18,100	16,471
Leucadia National, 7.00%, 8/15/13	12,700	12,287
USI Holdings, 9.75%, 5/15/15 (1)	7,350	6,597
USI Holdings, VR, 9.433%, 11/15/14 (1)	8,300	7,677
		137,303
Food/Tobacco 0.4%
B & G Foods, 8.00%, 10/1/11	7,109	6,967
Del Monte, 8.625%, 12/15/12	13,371	13,521
		20,488
Forest Products 3.2%
Boise Cascade, 7.125%, 10/15/14	13,670	12,576
Domtar, 5.375%, 12/1/13	3,475	3,006
Domtar, 7.125%, 8/15/15	15,950	14,833
Domtar, 9.50%, 8/1/16	1,300	1,365
Georgia-Pacific, 7.00%, 1/15/15 (1)	26,375	25,188
Georgia-Pacific, 7.125%, 1/15/17 (1)	8,150	7,742
Georgia-Pacific, 7.70%, 6/15/15	2,975	2,878
Georgia-Pacific, 8.125%, 5/15/11	6,591	6,624
Graphic Packaging International, 8.50%, 8/15/11	7,190	7,244
Graphic Packaging International, 9.50%, 8/15/13	2,575	2,601
Jefferson Smurfit, 7.75%, 4/1/15	10,875	10,576
Jefferson Smurfit, 8.25%, 10/1/12	7,575	7,433
NewPage, 10.00%, 5/1/12	1,285	1,330
NewPage, 12.00%, 5/1/13	9,150	9,562
NewPage, VR, 11.606%, 5/1/12	6,975	7,324
Stone Container, 8.00%, 3/15/17	13,000	12,431
Stone Container, 8.375%, 7/1/12	7,500	7,369
Stone Container Finance of Canada, 7.375%, 7/15/14	4,350	4,100
Verso Paper, 11.375%, 8/1/16	11,250	11,391
Verso Paper, VR, 9.106%, 8/1/14	7,100	7,047
		162,620
Gaming 1.9%
American Casino & Entertainment, 7.85%, 2/1/12	11,460	11,747
Chukchansi Economic Development Authority, VR
8.859%, 11/15/12 (1)	6,275	6,150
Fontainebleau Las Vegas, 10.25%, 6/15/15 (1)	11,325	9,796
Global Cash Access, 8.75%, 3/15/12	12,118	12,270
Harrah's Operating, 5.50%, 7/1/10	6,714	6,319
Little Traverse Bay Bands, 10.25%, 2/15/14 (1)	6,500	6,573
MGM Mirage, 8.50%, 9/15/10	8,901	9,290
MTR Gaming, 9.00%, 6/1/12	2,975	3,035
Pinnacle Entertainment, 8.25%, 3/15/12	1,300	1,300
Pokagon Gaming Authority, 10.375%, 6/15/14 (1)	15,275	16,344
Shingle Springs Tribal Gaming, 9.375%, 6/15/15 (1)	15,250	15,059
		97,883
Health Care 4.7%
Centene, 7.25%, 4/1/14	8,300	8,010
CHS/Community Health System, 8.875%, 7/15/15 (1)	64,350	64,270
CRC Health, 10.75%, 2/1/16	7,475	7,868
Davita, 6.625%, 3/15/13	7,800	7,586
Davita, 7.25%, 3/15/15	14,810	14,514
Fresenius Medical Care Capital Trust II, 7.875%, 2/1/08	8,400	8,358
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	1,295	1,327
HCA, 9.25%, 11/15/16 (1)	41,050	42,179
HCA, PIK, 9.625%, 11/15/16 (1)	4,575	4,724
Invacare, 9.75%, 2/15/15	10,725	10,296
Omnicare, 6.75%, 12/15/13	4,200	3,948
Omnicare, 6.875%, 12/15/15	18,365	17,217
Team Health, 11.25%, 12/1/13	2,350	2,482
United Surgical Partners, 9.25%, 5/1/17	1,425	1,357
United Surgical Partners, PIK, 9.25%, 5/1/17 (1)	7,075	6,739
Universal Hospital Services, PIK, VR, 8.50%, 6/1/15 (1)	3,150	2,945
Universal Hospital Services, VR, 8.759%, 6/1/15 (1)	6,975	6,713
Vanguard Health, 9.00%, 10/1/14	18,865	17,497
Ventas Realty, 6.50%, 6/1/16	5,675	5,476
Ventas Realty, 6.75%, 4/1/17	3,008	2,940
Warner Chilcott, STEP, 8.75%, 2/1/15	1,868	1,859
		238,305
Information Technology 3.8%
Avago Technologies, VR, 10.125%, 12/1/13	12,200	12,749
Celestica, 7.875%, 7/1/11	10,450	9,928
Conexant, VR, 9.308%, 11/15/10	9,250	9,204
Flextronics International, 6.25%, 11/15/14	7,650	7,057
Flextronics International, 6.50%, 5/15/13	2,200	2,090
Freescale Semiconductor, 10.125%, 12/15/16	12,345	10,740
Freescale Semiconductor, VR, 9.235%, 12/15/14	20,200	18,584
Lucent Technologies, 6.45%, 3/15/29	3,625	3,063
Lucent Technologies, 6.50%, 1/15/28	8,550	7,246
Nortel Networks, 10.125%, 7/15/13 (1)	2,275	2,321
Nortel Networks, VR, 9.61%, 7/15/11 (1)	15,025	15,044
NXP BV, 9.50%, 10/15/15	13,500	11,677
NXP BV, VR, 8.11%, 10/15/13	9,275	8,405
Sanmina, VR, 8.11%, 6/15/10 (1)	11,525	11,352
Serena Software, 10.375%, 3/15/16	4,550	4,527
Spansion, 11.25%, 1/15/16 (1)	10,427	9,880
Spansion, VR, 8.485%, 6/1/13 (1)	8,450	7,985
SS&C Technologies, 11.75%, 12/1/13	3,825	4,026
STATS ChipPAC, 6.75%, 11/15/11	3,800	3,781
SunGard Data, 9.125%, 8/15/13	22,125	22,844
Unisys, 6.875%, 3/15/10	5,275	5,051
Unisys, 8.00%, 10/15/12	2,575	2,440
		189,994
Lodging 0.8%
Felcor Lodging, STEP, 8.50%, 6/1/11	7,409	7,705
Host Marriott, 6.75%, 6/1/16	30,855	29,775
Host Marriott, 7.125%, 11/1/13	700	695
		38,175
Manufacturing 3.0%
AGY, 11.00%, 11/15/14 (1)	7,375	7,578
Bombardier, 6.30%, 5/1/14 (1)	12,965	12,446
Bombardier, 6.75%, 5/1/12 (1)	11,500	11,442
Bombardier, 7.45%, 5/1/34 (1)	12,125	11,882
Columbus McKinnon, 8.875%, 11/1/13	13,125	13,552
ESCO Corporation, 8.625%, 12/15/13 (1)	18,970	18,591
ESCO Corporation, VR, 9.235%, 12/15/13 (1)	5,225	5,121
General Cable, 7.125%, 4/1/17	7,850	7,615
General Cable, VR, 7.735%, 4/1/15	6,400	6,192
Hawk, 8.75%, 11/1/14	3,810	3,848
Invensys, 9.875%, 3/15/11 (1)	11,022	11,766
RBS Global, 9.50%, 8/1/14	32,050	32,290
RBS Global, 11.75%, 8/1/16	3,700	3,820
Superior Essex, 9.00%, 4/15/12	8,250	8,168
		154,311
Metals & Mining 3.3%
Alpha Natural Resources, STEP, 10.00%, 6/1/12	9,865	10,210
Arch Western Finance, STEP, 6.75%, 7/1/13	11,675	10,975
Century Alumunium, 7.50%, 8/15/14	5,350	5,337
Foundation Coal Holdings, 7.25%, 8/1/14	14,365	13,737
Freeport-McMoran Copper & Gold, 8.375%, 4/1/17	64,150	68,640
Freeport-McMoran Copper & Gold, 8.25%, 4/1/15	17,575	18,629
Gerdau Ameristeel, 10.375%, 7/15/11	60	63
Gibraltar, VR, 8.00%, 12/1/15	13,925	13,124
Metals USA, 11.125%, 12/1/15	7,940	8,436
Novelis, 7.25%, 2/15/15	10,200	9,792
Steel Dynamics, 6.75%, 4/1/15 (1)	2,450	2,346
Tube City IMS, 9.75%, 2/1/15	8,550	8,358
		169,647
Other Telecommunications 4.8%
Broadview Networks, 11.375%, 9/1/12 (1)	6,575	6,739
Citizens Communications, 6.25%, 1/15/13	3,200	3,080
Citizens Communications, 6.625%, 3/15/15	14,350	13,668
Citizens Communications, 7.125%, 3/15/19	35,800	34,144
Citizens Communications, 9.00%, 8/15/31	15,450	15,218
GCI, 7.25%, 2/15/14	11,650	10,776
Level 3 Financing, 9.25%, 11/1/14	27,700	26,627
Nordic Telephone, 8.25%, 5/1/16 (EUR)(1)	3,910	5,387
Nordic Telephone, 8.875%, 5/1/16 (1)	21,250	22,047
Paetec Holding Corporation, 9.50%, 7/15/15 (1)	11,700	11,466
Qwest, 6.50%, 6/1/17 (1)	2,375	2,304
Qwest, 7.50%, 10/1/14	26,400	27,060
Qwest, VR, 8.61%, 6/15/13	5,550	5,883
Time Warner Telecom Holdings, 9.25%, 2/15/14	7,425	7,648
Windstream, 7.00%, 3/15/19	1,318	1,249
Windstream, 8.625%, 8/1/16	47,500	49,756
		243,052
Publishing 3.7%
Affinity Group, 9.00%, 2/15/12	7,860	8,194
Affinity Group, PIK, 10.875%, 2/15/12	4,543	4,747
CanWest Media, 8.00%, 9/15/12	13,728	13,350
Dex Media, STEP, 0.00%, 11/15/13	925	851
Haights Cross Operating, 11.75%, 8/15/11	10,160	10,490
Idearc, 8.00%, 11/15/16	36,755	36,387
Lighthouse International, 8.00%, 4/30/14 (EUR)(1)	12,875	17,935
MediaNews Group, 6.375%, 4/1/14	5,110	3,986
MediaNews Group, 6.875%, 10/1/13	6,925	5,540
Morris Publishing, 7.00%, 8/1/13	12,010	9,593
Nielsen Finance, 10.00%, 8/1/14 (1)	5,625	5,766
Quebecor World, 6.125%, 11/15/13	8,320	7,218
Quebecor World, 9.75%, 1/15/15 (1)	8,600	8,127
R.H. Donnelley Finance, 8.875%, 1/15/16	20,350	20,859
R.H. Donnelley Finance, 10.875%, 12/15/12	8,000	8,480
TL Acqisition, STEP, 0.00% 7/15/09 (1)	16,775	12,371
Valassis Communication, 8.25%, 3/1/15	14,925	12,686
		186,580
Restaurants 0.9%
O' Charleys, 9.00%, 11/1/13	8,965	9,111
OSI Restaurant Partners, 10.00%, 6/15/15 (1)	24,275	20,937
Real Mex Restaurants, STEP, 10.00%, 4/1/10	4,475	4,475
Restaurant Company, 10.00%, 10/1/13	10,875	9,298
		43,821
Retail 2.3%
Bon-Ton Department Stores, 10.25%, 3/15/14	12,750	11,602
GSC Holdings, 8.00%, 10/1/12	25,275	26,033
Leslies Poolmart, 7.75%, 2/1/13	13,360	12,826
Nebraska Book, 8.625%, 3/15/12	20,195	19,589
Neiman Marcus, PIK, VR, 9.00%, 10/15/15	9,648	10,179
Payless Shoesource, 8.25%, 8/1/13	1,125	1,035
Rafaella Apparel Group, 11.25%, 6/15/11	10,056	9,453
Sally Holdings, 9.25%, 11/15/14 (1)	11,125	10,958
Yankee Acquisition, 8.50%, 2/15/15	14,300	13,549
Yankee Acquisition, 9.75%, 12/15/17	2,450	2,199
		117,423
Satellites 0.8%
DIRECTV Holdings, 8.375%, 3/15/13	4,933	5,106
Echostar DBS, 6.625%, 10/1/14	18,247	17,563
Intelsat Subsidiary Holding, VR, 8.25%, 1/15/13	6,525	6,590
Panamsat, 9.00%, 8/15/14	11,601	11,746
		41,005
Services 5.2%
Allied Waste, 6.875%, 6/1/17	9,275	8,997
Allied Waste, 7.875%, 4/15/13	7,175	7,301
Aramark, VR, 8.856%, 2/1/15	23,125	22,836
Casella Waste, 9.75%, 2/1/13	17,710	17,887
Deluxe, 7.375%, 6/1/15	8,950	8,793
Dycom Investment, 8.125%, 10/15/15	7,900	7,900
Education Management, 10.25%, 6/1/16	30,450	31,440
FTI Consulting, 7.625%, 6/15/13	9,815	9,766
FTI Consulting, 7.75%, 10/1/16	7,850	7,811
Harland Clarke, 9.50%, 5/15/15	10,975	9,850
Harland Clarke, VR, 10.308%, 5/15/15	8,150	7,274
Hertz, 8.875%, 1/1/14	12,825	13,274
Ikon Office Solutions, 7.75%, 9/15/15	8,245	8,173
iPayment, 9.75%, 5/15/14	13,425	12,619
iPayment, PIK, 12.75%, 7/15/14 (1)	12,209	12,128
Mac-Gray, 7.625%, 8/15/15	9,540	9,468
Mobile Services, 9.75%, 8/1/14 (1)	10,800	10,881
Rental Services, 9.50%, 12/1/14 (1)	15,625	15,332
Sunstate Equipment, 10.50%, 4/1/13 (1)	9,700	9,457
Travelport, 11.875%, 9/1/16	13,600	14,076
Travelport, VR, 9.985%, 9/1/14	2,525	2,538
West Corporation, 11.00%, 10/15/16	16,525	16,814
		264,615
Supermarkets 0.0%
Pathmark Stores, 8.75%, 2/1/12	1,825	1,788
		1,788
Transportation 0.7%
American Railcar, 7.50%, 3/1/14	14,400	13,878
Greenbrier, 8.375%, 5/15/15	9,125	8,942
Saint Acquisition, 12.50%, 5/15/17 (1)	7,760	5,160
TFM SA de C.V., 9.375%, 5/1/12	4,675	4,868
Trinity Industries, 6.50%, 3/15/14	3,605	3,461
		36,309
Utilities 4.5%
AES, 8.875%, 2/15/11	12,937	13,357
AES, 9.375%, 9/15/10	7,463	7,799
Dynegy-Roseton Danskammer, 7.27%, 11/8/10	7,750	7,750
Dynergy Holdings, 7.50%, 6/1/15 (1)	19,400	18,260
Dynergy Holdings, 7.75%, 6/1/19 (1)	21,300	19,702
Mirant, 7.375%, 12/31/13	10,140	10,064
NRG Energy, 7.25%, 2/1/14	6,525	6,460
NRG Energy, 7.375%, 2/1/16	35,075	34,549
Orion Power, 12.00%, 5/1/10	15,907	17,299
Reliant Energy, 6.75%, 12/15/14	5,575	5,519
Reliant Energy, 7.625%, 6/15/14	13,525	13,288
Reliant Energy, 7.875%, 6/15/17	10,850	10,633
Sierra Pacific Resources, 7.803%, 6/15/12	4,425	4,497
Sierra Pacific Resources, 8.625%, 3/15/14	22,545	23,898
UtiliCorp, 7.75%, 6/15/11	7,632	7,975
Williams Companies, 7.50%, 1/15/31	5,325	5,458
Williams Companies, 7.625%, 7/15/19	2,015	2,151
Williams Companies, 7.75%, 6/15/31	4,660	4,823
Williams Companies, STEP, 8.125%, 3/15/12	5,000	5,338
Williams Companies, STEP, 8.75%, 3/15/32	6,175	7,009
		225,829
Wireless Communications 5.4%
American Tower, 7.125%, 10/15/12	9,575	9,647
Centennial Communications, 10.00%, 1/1/13	12,080	12,593
Centennial Communications, 10.125%, 6/15/13	14,200	14,910
Cricket Communications, 9.375%, 11/1/14 (1)	36,160	35,075
Cricket Communications, 9.375%, 11/1/14	17,335	16,815
Digicel, 8.875%, 1/15/15 (1)	8,175	7,465
Digicel, 9.25%, 9/1/12 (1)	14,025	14,305
Dobson Communications, 8.875%, 10/1/13	12,500	13,188
Hellas Telecommunications, VR, 11.11%, 1/15/15 (1)	14,875	14,577
IPCS, PIK, VR, 8.605%, 5/1/14 (1)	13,025	12,846
IPCS, VR, 7.481%, 5/1/13 (1)	13,320	13,187
MetroPCS Wireless, 9.25%, 11/1/14 (1)	37,475	36,913
MetroPCS Wireless, 9.25%, 11/1/14 (1)	15,350	14,889
Rogers Wireless, 8.00%, 12/15/12	15,550	16,464
Rural Cellular, 8.25%, 3/15/12	6,000	6,255
Rural Cellular, VR, 11.106%, 11/1/12	3,775	3,898
Syniverse Technologies, 7.75%, 8/15/13	1,125	1,041
Triton PCS Holdings, 8.50%, 6/1/13	14,325	14,379
Wind Acquisition, 10.75%, 12/1/15 (1)	14,775	15,735
		274,182
Total Corporate Bonds (Cost $4,113,887)		3,997,037
BANK DEBT 9.5%
Broadcasting 0.8%
Local T.V. Finance, VR, 7.31%, 5/7/13 (2)	9,250	8,695
Univision Communications, VR, 7.61%, 9/29/14 (2)	37,250	34,410
		43,105
Cable Operators 0.6%
Charter Communications Operating, VR, 7.36%, 3/6/14 (2)	23,500	22,208
CSC Holdings, VR, 7.256%, 5/2/14 (2)	8,000	7,690
		29,898
Chemicals 0.5%
Celanese, VR, 7.11%, 3/30/14 (2)	17,456	16,860
Lyondell Chemical, VR, 6.84%, 8/16/13 (2)	6,435	6,341
		23,201
Consumer Products 0.4%
Simmons, VR, 10.65%, 2/15/12 (2)	8,000	7,200
Town Sports International, VR, 7.375%, 8/27/13 (2)	13,466	12,389
		19,589
Container 0.1%
Berry Plastics, 7.36%, 4/3/15 (2)	4,988	4,763
		4,763
Energy 1.4%
Dresser, VR, 11.129%, 5/4/15 (2)	16,000	15,260
Hercules Offshore, VR, 7.11%, 7/11/13 (2)	6,750	6,581
SandRidge Energy, 8.625%, 3/7/15 (2)	24,750	24,255
SandRidge Energy, VR, 8.985%, 4/1/14 (2)	7,500	7,406
Stallion Oilfield, VR, 9.82%, 8/1/12 (2)	13,250	12,853
Venoco, VR, 9.36%, 5/8/14 (2)	7,500	7,341
		73,696
Forest Products 0.3%
Domtar, VR, 6.925%, 3/7/14 (2)	3,600	3,447
Georgia Pacific, VR, 7.12%, 12/22/12 (2)	13,343	12,764
		16,211
Gaming 0.7%
Fontainebleau, VR, 8.61%, 6/6/14 (2)	11,083	10,280
Isle of Capri Casinos, VR, 7.254%, 7/26/14 (2)	15,250	14,487
Pokagon Gaming Authority, 9.00%, 8/15/12 (2)	10,000	9,850
		34,617
Health Care 0.2%
IASIS Healthcare, PIK, VR, 10.61%, 3/15/14 (2)	13,345	12,277
		12,277
Information Technology 1.0%
Freescale Semiconductor, VR, 7.11%, 12/1/13 (2)	26,120	24,408
Infor Global Solutions, VR, 9.11%, 3/2/14 (2)	19,614	18,241
Infor Global Solutions, VR, 11.61%, 3/15/14 (2)	8,750	8,422
		51,071
Metals & Mining 0.2%
Algoma Acquisition, VR, 7.86%, 6/30/13 (2)	8,250	7,858
		7,858
Other Telecommunications 0.1%
Qwest, VR, 6.95%, 6/30/10 (2)	4,250	4,287
		4,287
Publishing 0.4%
Penton Media, VR, 7.61%, 2/1/13 (2)	11,970	11,312
TL Acquisitions, VR, 8.10%, 7/3/14 (2)	8,500	8,018
		19,330
Restaurants 0.1%
Outback, VR, 7.607%, 6/14/13 (2)	3,750	3,544
		3,544
Retail 0.2%
Neiman Marcus, VR, 7.27%, 4/8/13	11,100	10,767
		10,767
Services 0.6%
Aramark, VR, 7.36%, 1/26/14 (2)	11,726	11,282
Education Management, VR, 7.125%, 6/1/13 (2)	6,461	6,146
Rental Services, VR, 9.659%, 11/30/13 (2)	12,534	12,347
		29,775
Utilities 0.9%
Dynergy, VR, 6.996%, 4/2/13 (2)	12,500	11,844
NRG Energy, VR, 7.11%, 2/1/13 (2)	28,045	26,642
NRG Energy, VR, 7.86%, 2/1/14 (2)	6,406	6,203
		44,689
Wireless Communications 1.0%
Clearwire, VR, 11.51%, 7/3/12 (2)	6,000	5,925
MetroPCS Wireless, VR, 7.625%, 2/20/14 (2)	25,621	24,868
Trilogy International Partners, VR, 8.86%, 6/27/12 (2)	10,500	10,106
Wind Acquisition, VR, 12.61%, 12/7/11 (2)	12,835	12,675
		53,574
Total Bank Debt (Cost $505,477)		482,252
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 0.1%
U.S. Treasury Obligations 0.1%
U.S. Treasury Notes, 5.50%, 2/15/08	5,000	5,026
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $5,015)		5,026
CONVERTIBLE BONDS 0.6%
Broadcasting 0.2%
Lamar Advertising, 2.875%, 12/31/10	9,565	11,466
Lin Television, 2.50%, 5/15/33	2,022	1,977
		13,443
Information Technology 0.1%
Conexant, 4.00%, 3/1/26	5,050	4,115
		4,115
Other Telecommunications 0.1%
Level 3 Communications, 6.00%, 9/15/09	2,494	2,371
Level 3 Communications, 6.00%, 3/15/10	2,431	2,263
		4,634
Wireless Communications 0.2%
American Tower, 3.00%, 8/15/12	4,900	9,830
		9,830
Total Convertible Bonds (Cost $28,985)		32,022
COMMON STOCKS 1.0%
Broadcasting 0.1%
Time Warner	2	43
XM Satellite Radio Holdings, Class A (3)	323	4,030
		4,073
Cable Operators 0.0%
B T Acquisition (2)(3)	10	—
		—
Food/Tobacco 0.2%
B & G Foods, Equity Units	512	10,625
		10,625
Forest Products 0.0%
MDP Acquisitions, Warrants, 10/1/13 (1)(3)	4	447
		447
Gaming 0.2%
Lakes Entertainment (3)	747	8,102
Progressive Gaming International (3)	36	186
		8,288
Other Telecommunications 0.0%
KMC Telecom, Warrants, 1/31/08 (1)(3)	5	—
		—
Satellites 0.3%
GeoEye (3)	109	2,572
GeoEye, Warrants, 3/31/10 (3)	20	307
Loral Space & Communication (3)	351	14,079
		16,958
Supermarkets 0.0%
Pathmark Stores (3)	23	294
Pathmark Stores, Warrants, 9/19/10 (3)	35	1
		295
Textiles & Apparel 0.0%
Anvil Holdings (3)	17	183
Anvil Holdings, Class A, Warrants, 2/5/12 (3)	193	242
Anvil Holdings, Class B, Warrants, 2/5/12 (3)	215	139
		564
Utilities 0.0%
SW Acquisition (3)	—	—
		—
Wireless Communications 0.2%
Crown Castle International (3)	270	9,942
IPCS, Warrants, 7/15/10 (1)(3)	9	—
		9,942
Total Common Stocks (Cost $61,036)		51,192
PREFERRED STOCKS 0.2%
Broadcasting 0.1%
Spanish Broadcasting	8	8,505
		8,505
Satellites 0.1%
Loral Skynet	21	4,062
Pegasus Satellite (3)	9	—
		4,062
Total Preferred Stocks (Cost $21,305)		12,567
CONVERTIBLE PREFERRED STOCKS 0.6%
Information Technology 0.4%
Lucent Technologies	19	18,219
		18,219
Utilities 0.2%
NRG Energy	5	10,015
		10,015
Total Convertible Preferred Stocks (Cost $24,849)		28,234
SHORT-TERM INVESTMENTS 8.3%
Money Market Funds 8.3%
T. Rowe Price Reserve Investment Fund, 5.51% (4)(5)	422,156	422,156
Total Short-Term Investments (Cost $422,156)		422,156
Total Investments in Securities
99.0% of Net Assets (Cost $5,182,710)		$5,030,486

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$1,029,286 and represents 20.3% of net assets.
(2)	Restricted security
(3)	Non-income producing
(4)	Seven-day yield
(5)	Affiliated company - see Note 4.
(6)	In default with respect to payment of interest.
EUR	Euro
PIK	Payment-in-kind
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Citigroup. Protection Sold (Relevant Credit: AES Corporation,
7.75% 3/1/14), Receive 1.88%, Pay upon credit default,
6/20/12	15,000	(717)

Citigroup, Protection Sold (Relevant Credit: AES Corporation,
7.75% 3/1/14), Receive 1.92%, Pay upon credit default,
6/20/12	10,000	(490)

Citigroup, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.23%, Pay upon credit
default, 6/20/17	10,210	(299)

JPMorgan Chase, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.20%, Pay upon credit
default, 6/20/17	4,790	(150)

Total Swaps (Premium Paid/Received $—)		(1,656)

(2) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues)
at period-end amounts to $471,485 and represents 9.3% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Algoma Acquisition, VR, 7.86%, 6/30/13	6/28/07	$ 8,259
Aramark, VR, 7.36%, 1/26/14	1/19/2007 & 6/20/07	11,728
Berry Plastics, 7.36%, 4/3/15	4/3/07	4,988
B T Acquisition	12/23/86	81
Celanese, VR, 7.11%, 3/30/14	3/30/07 & 5/21/07	17,522
Charter Communications Operating, VR, 7.36%, 3/6/14	4/30/07	23,500
Clearwire, VR, 11.51%, 7/3/12	6/29/07	6,000
CSC Holdings, VR, 7.256%, 5/2/14	8/24/07	7,715
Domtar, VR, 6.925%, 3/7/14	3/1/07	3,600
Dresser, VR, 11.129%, 5/4/15	5/4/07 & 8/23/07	15,774
Dynergy, VR, 6.996%, 4/2/13	3/30/07 & 5/24/07	12,500
Education Management, VR, 7.125%, 6/1/13	5/23/06 & 6/21/07 & 8/7/07	6,386
Fontainebleau, VR, 8.61%, 6/6/14	5/24/07	11,083
Freescale Semiconductor, VR, 7.11%, 12/1/13	11/28/06 & 6/20/07	26,178
Hercules Offshore, VR, 7.11%, 7/11/13	7/6/07	6,750
IASIS Healthcare, PIK, VR, 10.61%, 3/15/14	4/23, 4/27, 4/30 & 7/26/07	13,410
Infor Global Solutions, VR, 9.11%, 3/2/14	7/25-7/26/06 & 1/17/07	19,766
Infor Global Solutions, VR, 11.61%, 3/15/14	3/1/07	8,875
Isle of Capri Casinos, VR, 7.254%, 7/26/14	7/12/07	15,250
Georgia Pacific, VR, 7.12%, 12/22/12	2/13/06 & 12/21/06	13,343
Local T.V. Finance, VR, 7.31%, 5/7/13	5/14/07 & 5/17/07	9,296
Lyondell Chemical, VR, 6.84, 8/16/13	9/28/06	6,435
MetroPCS Wireless, VR, 7.625, 2/20/14	2/21-2/22 & 2/26-2/27/07	25,954
NRG Energy, VR, 7.11%, 2/1/13	6/8/07	6,406
NRG Energy, VR, 7.86%, 2/14/14	6/8/07	28,045
Outback, VR, 7.607%, 6/14/13	5/4/07	3,750
Penton Media, VR, 7.61%, 2/1/13	2/6/07 & 3/15/07	11,986
Pokagon Gaming Authority, 9.00%, 8/15/12	2/27/07	9,800
Qwest, VR, 6.95%, 6/30/10	6/5/03	4,180
Rental Services, VR, 9.659%, 11/30/13	11/21/06 & 1/5/07	12,633
SandRidge Energy, 8.625%, 3/7/15	3/8- 3/9 & 3/15-3/16/07	24,833
SandRidge Energy, VR, 8.985%, 4/1/14	3/8/07	7,500
Simmons, VR, 10.65%, 2/15/12	2/2/07	7,920
Stallion Oilfield, VR, 9.82%, 8/1/12	7/18/07	12,985
TL Acquisitions, VR, 8.10%, 7/3/14	6/27/07	8,415
Town Sports International, VR, 7.375%, 8/27/13	2/27, 4/27, 5/30 & 6/4/07	13,508
Trilogy International Partners, VR, 8.86%, 6/27/12	6/22/07 & 6/27/07	10,500
Univision Communications, VR, 7.61%, 9/29/14	3/16/07	37,250
Venoco, VR, 9.36%, 5/8/14	5/8/07	7,564
Wind Acquisition, VR, 12.61%, 12/7/11	12/18-12/19/06, 4/18 & 7/18/07	13,145
Totals		$494,813

The fund has registration rights for certain restricted securities held as of August 31, 2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price High Yield Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price High Yield Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $5,195,205,000. Net unrealized loss aggregated $166,375,000 at period-end, of which $38,784,000 related to appreciated investments and $205,159,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended August 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $4,128,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at August 31, 2007, and May 31, 2007, was $422,156,000 and $305,511,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price High Yield Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007